Accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following table sets forth the components of our accounts payable as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Scorpio Ship Management S.A.M. (SSM)	$2,454	$545
Scorpio Services Holding Limited (SSH)	353	409
Scorpio LR1 Pool Limited	325	51
Scorpio Handymax Tanker Pool Limited	116	12
Amounts due to a port agent - related party	58	62
Scorpio MR Pool Limited	19	—
Scorpio Commercial Management S.A.M. (SCM)	14	389
Scorpio LR2 Pool Limited	—	2
Accounts payable to related parties	3,339	1,470

Suppliers	19,783	10,395
	$23,122	$11,865